Schedule of Long Term Debt (Details) (Parenthetical) - CAD ($)				12 Months Ended
		Jan. 18, 2024	Dec. 19, 2017	Jun. 30, 2024	Dec. 31, 2021	Jun. 30, 2023
DisclosureOfLongtermDebtLineItems [Line Items]
Loans	[1]			$ 1,569,828		$ 3,106,894
Loan principal amount			$ 6,070,839
Percentage of bankers acceptance interest rate			1.98%
Percentage of annual interest rate			4.75%
Loans Maturity			The loans will mature on December 19, 2029
Highly affected sectors credit availability program [member]
DisclosureOfLongtermDebtLineItems [Line Items]
Loans					$ 1,000,000
Percentage of annual bank rate					4.00%
Interest payable				32,812		$ 37,214
Canadian emergency business account [member]
DisclosureOfLongtermDebtLineItems [Line Items]
Interest-free loan				$ 60,000
Loan bears interest rate		0.00%
Repayment of bank loans		$ 40,000
Non-deferrable operating expenses		$ 20,000

[1]	Balance includes $1,097,452 NYSERDA grants (2023 - $2,123,220) to be paid to various customers for related projects sold in prior years.